S000061260 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares U.S. Tech Independence Focused ETF | iShares U.S. Tech Independence Focused ETF
Prospectus [Line Items]
Annual Return [Percent]	37.41%	54.25%	(32.71%)	29.78%	46.55%	42.38%